CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Stockholders' Equity:
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, authorized (in shares)	1,000,000	1,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, authorized (in shares)	300,000,000	15,000,000
Common stock, issued (in shares)	117,604,610	6,811,043
Common stock, outstanding (in shares)	117,604,610	6,811,043
Accumulated depreciation of property plant and equipment	$ 1,013,000	$ 2,692
Recapitalization [Member]
Stockholders' Equity:
Common stock, authorized (in shares)		300,000,000
Common stock, issued (in shares)		70,021,000
Common stock, outstanding (in shares)		70,021,000
Trade Names [Member]
Stockholders' Equity:
Accumulated amortization of finite lived intangible assets		$ 85,277
Technology-Based Intangible Assets [Member]
Stockholders' Equity:
Accumulated amortization of finite lived intangible assets		120,278
Customer Relationships [Member]
Stockholders' Equity:
Accumulated amortization of finite lived intangible assets		$ 112,500